UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-4413

Exact name of registrant as specified in charter:   Delaware Group Equity Funds
                                                    IV

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            September 30

Date of reporting period:                           June 30, 2006

Item 1. Schedule of Investments (Unaudited)


Delaware Growth Opportunities Fund
__________________________________

June 30, 2006


                                                                                                      Number of        Market
                                                                                                      Shares           Value
Common Stock - 92.06%

Basic Industry/Capital Goods - 9.70%
Allegheny Technologies                                                                                   210,700       $14,588,868
* Graco                                                                                                  247,900        11,398,442
JLG Industries                                                                                           387,900         8,727,750
Joy Global                                                                                               203,900        10,621,151
+ Mettler-Toledo International                                                                           191,900        11,623,383
                                                                                                                        __________

                                                                                                                        56,959,594
                                                                                                                        __________
Business Services - 13.41%
+ Dun & Bradstreet                                                                                       153,100        10,668,008
Expeditors International Washington                                                                      366,800        20,544,468
+ Fiserv                                                                                                 130,500         5,919,480
+ Fisher Scientific International                                                                        102,700         7,502,235
Paychex                                                                                                  237,200         9,246,056
* Pool                                                                                                   139,200         6,073,296
Robert Half International                                                                                241,500        10,143,000
* + WESCO International                                                                                  125,800         8,680,200
                                                                                                                         _________

                                                                                                                        78,776,743
                                                                                                                        __________
Consumer Non-Durables - 10.37%
* American Eagle Outfitters                                                                              297,100        10,113,284
Nordstrom                                                                                                333,400        12,169,100
Staples                                                                                                  650,300        15,815,296
+ Starbucks                                                                                              234,900         8,869,824
Tiffany & Co                                                                                             124,700         4,117,594
+ Urban Outfitters                                                                                       224,600         3,928,254
Whole Foods Market                                                                                        90,800         5,869,312
                                                                                                                         _________

                                                                                                                        60,882,664
                                                                                                                        __________
Consumer Services - 4.83%
Host Hotels & Resorts                                                                                     95,870         2,096,677
Marriott International Class A                                                                           407,400        15,530,088
Starwood Hotels & Resorts Worldwide                                                                      178,000        10,740,520
                                                                                                                        __________

                                                                                                                        28,367,285
                                                                                                                        __________
Energy - 7.87%
*Chesapeake Energy                                                                                       286,800         8,675,700
* + Helix Energy Solutions Group                                                                          89,200         3,600,112
+ National Oilwell Varco                                                                                 215,600        13,651,792
Rowan                                                                                                    162,900         5,797,611
Smith International                                                                                      326,400        14,515,008
                                                                                                                        __________

                                                                                                                        46,240,223
                                                                                                                        __________
Financials - 9.46%
* + Affiliated Managers Group                                                                             95,700         8,315,373
*Colonial BancGroup                                                                                      321,400         8,253,552
Legg Mason                                                                                                61,700         6,140,384
Lehman Brothers Holdings                                                                                 142,200         9,264,330
* Nuveen Investments                                                                                     171,400         7,378,770
PartnerRe                                                                                                 70,500         4,515,525
* + Penson Worldwide                                                                                     124,800         2,147,808
UnumProvident                                                                                            224,900         4,077,437
Zions Bancorp                                                                                             70,200         5,471,388
                                                                                                                         _________

                                                                                                                        55,564,567
                                                                                                                        __________
Health Care - 17.35%
Caremark Rx                                                                                              275,400        13,734,198
Dade Behring Holdings                                                                                    207,600         8,644,464
+ Express Scripts Class A                                                                                 86,100         6,176,814
* + Hologic                                                                                              224,400        11,076,384
* + Invitrogen                                                                                           159,100        10,511,737
+ Kinetic Concepts                                                                                       157,600         6,958,040
+ Medco Health Solutions                                                                                 187,900        10,762,912



* + MGI Pharma                                                                                           530,700        11,410,050
Omnicare                                                                                                 131,500         6,235,730
* + PDL BioPharma                                                                                        489,700         9,015,377
Shire Pharmaceuticals ADR                                                                                166,500         7,364,295
                                                                                                                         _________

                                                                                                                       101,890,001
                                                                                                                       ___________
Technology - 17.28%
* + Activision                                                                                           608,300         6,922,454
+ Amdocs                                                                                                 287,900        10,537,140
+ BEA Systems                                                                                            334,300         4,375,987
+ Broadcom Class A                                                                                       214,600         6,448,730
* + Ciena                                                                                              1,325,000         6,373,250
+ Citrix Systems                                                                                         115,600         4,640,184
Intersil                                                                                                 240,000         5,580,000
L-3 Communications                                                                                       141,500        10,671,930
+ NAVTEQ                                                                                                 110,000         4,914,800
+ Network Appliance                                                                                      295,500        10,431,150
+ NII Holdings                                                                                           158,200         8,919,316
+ salesforce.com                                                                                         161,100         4,294,926
* Satyam Computer Services ADR                                                                           249,900         8,281,686
+ Tellabs                                                                                                455,500         6,062,705
+ VeriSign                                                                                               129,300         2,995,881
                                                                                                                         _________

                                                                                                                       101,450,139
                                                                                                                       ___________
Transportation - 1.79%
Hunt (J.B.) Transport                                                                                    157,300         3,918,343
* + Swift Transportation                                                                                 206,800         6,567,968
                                                                                                                         _________

                                                                                                                        10,486,311
                                                                                                                        __________

Total Common Stock (cost $418,600,004)                                                                                 540,617,527
                                                                                                                       ___________


                                                                                                      Principal
                                                                                                      Amount
                                                    Repurchase Agreements - 9.48%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $29,304,985,
collateralized by $28,559,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $29,908,069)                                                          $29,294,000       29,294,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $7,536,762,
collateralized by $3,767,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $3,773,413,
$3,767,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $3,658,168 and $255,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $259,100)                                                              7,534,000        7,534,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $18,841,828,
collateralized by $10,122,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $9,825,860
and $9,418,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $9,415,471)                                                                      18,835,000       18,835,000
                                                                                                                        __________

Total Repurchase Agreements (cost $55,663,000)                                                                          55,663,000
                                                                                                                        __________

Total Market Value of Securities Before Securities Lending Collateral - 101.54%
     (cost $474,263,004)                                                                                               596,280,527
                                                                                                                       ___________

                                                    Securities Lending Collateral** - 16.24%

Short-Term Investments
Fixed Rate Notes - 2.86%
Citigroup Global Markets 5.35% 7/3/06                                                                 16,808,323        16,808,323
                                                                                                                       ___________

                                                                                                                        16,808,323
                                                                                                                       ___________
~ Variable Rate Notes - 13.38%
American Honda Finance 5.32% 2/21/07                                                                   2,707,035         2,707,035
ANZ National 5.11% 7/31/07                                                                               601,563           601,563
Australia New Zealand 5.28% 7/31/07                                                                    3,007,817         3,007,817
Bank of America 5.32% 2/23/07                                                                          3,910,162         3,910,161
Bank of New York 5.16% 7/31/07                                                                         2,406,253         2,406,253
Barclays New York 5.31% 5/18/07                                                                        3,910,162         3,910,161
Bayerische Landesbank 5.37% 8/25/06                                                                    3,007,817         3,007,817




Bear Stearns 5.19% 1/2/07                                                                              3,609,380         3,609,380
BNP Paribas 5.14% 7/31/07                                                                              3,007,817         3,007,817
Canadian Imperial Bank
     5.28% 7/31/07                                                                                     1,503,908         1,503,908
     5.32% 11/22/06                                                                                    3,007,817         3,007,817
CDC Financial Products 5.41% 7/31/06                                                                   3,910,162         3,910,161
Citigroup Global Markets 5.38% 7/7/06                                                                  3,910,162         3,910,161
Commonwealth Bank 5.29% 7/31/07                                                                        3,007,817         3,007,817
Goldman Sachs 5.45% 7/2/07                                                                             3,910,162         3,910,161
Manufacturers & Traders 5.31% 9/26/06                                                                  3,007,802         3,007,631
Marshall & Ilsley Bank 5.18% 7/31/07                                                                   3,308,598         3,308,598
Merrill Lynch Mortgage Capital 5.41% 8/3/06                                                            2,707,035         2,707,035
National Australia Bank 5.10% 3/7/07                                                                   3,729,693         3,729,693
National City Bank 5.32% 3/2/07                                                                        3,609,494         3,610,388
National Rural Utilities 5.10% 7/31/07                                                                 4,752,350         4,752,350
Nordea Bank New York 5.31% 5/16/07                                                                     1,503,898         1,503,833
Nordea Bank Norge 5.15% 7/31/07                                                                        3,007,817         3,007,817
Royal Bank of Scotland 5.27% 7/31/07                                                                   3,007,817         3,007,817
Societe Generale 5.08% 7/31/07                                                                         1,503,908         1,503,908
Wells Fargo 5.19% 7/31/07                                                                              3,007,817         3,007,817
                                                                                                                       ___________

                                                                                                                        78,564,916
                                                                                                                       ___________

Total Securities Lending Collateral (cost $95,373,239)                                                                  95,373,239
                                                                                                                       ___________

Total Market Value of Securities - 117.78%
     (cost $569,636,243)                                                                                               691,653,766 !

Obligation to Return Securities Lending Collateral** - (16.24%)                                                        (95,373,239)

Liabilities Net of Receivables and Other Assets (See Notes) - (1.54%)                                                   (9,057,561)
                                                                                                                        __________

Net Assets Applicable to 25,026,969 Shares Outstanding - 100.00%                                                      $587,222,966
                                                                                                                      ____________

~ Variable rate security. The interest rate shown is the rate as of June 30, 2006.
+ Non-income producing security for the period ended June 30, 2006.
* Fully or partially on loan.
** See Note 3 in "Notes."
! Includes $94,235,862 of securities loaned.

ADR - American Depositary Receipts
______________________________________________________________________________________________________________________

Notes
_____


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Growth Opportunities Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities Lending Collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                             $571,058,333
                                                ____________

Aggregate unrealized appreciation                132,310,437
Aggregate unrealized depreciation                (11,715,004)
                                                ____________

Net unrealized appreciation                     $120,595,433
                                                ____________


3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2006, the market value of securities on loan was $94,235,862, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risks

The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended June 30, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)

Delaware Large Cap Growth Fund
______________________________

June 30, 2006


                                                                                                      Number of        Market
                                                                                                      Shares           Value

\ Common Stock - 99.31%

Basic Industry/Capital Goods - 3.72%
Praxair                                                                                                   80,000        $4,320,000
                                                                                                                        __________

                                                                                                                         4,320,000
                                                                                                                         _________
Business Services - 18.30%
Expeditors International Washington                                                                       90,000         5,040,900
First Data                                                                                                95,000         4,278,800
Moody's                                                                                                   60,000         3,267,600
Paychex                                                                                                  100,000         3,898,000
United Parcel Service Class B                                                                             58,000         4,775,140
                                                                                                                         _________

                                                                                                                        21,260,440
                                                                                                                        __________
Consumer Non-Durables - 15.54%
Procter & Gamble                                                                                          75,000         4,170,000
Staples                                                                                                  190,000         4,620,800
Walgreen                                                                                                 110,000         4,932,400
Wal-Mart Stores                                                                                           90,000         4,335,300
                                                                                                                         _________

                                                                                                                        18,058,500
                                                                                                                        __________
Consumer Services - 17.37%
+ Apollo Group Class A                                                                                    55,000         2,841,850
+ eBay                                                                                                   150,000         4,393,500
International Game Technology                                                                            110,000         4,173,400
+ MGM MIRAGE                                                                                              85,000         3,468,000
Weight Watchers International                                                                             60,000         2,453,400
+ XM Satellite Radio Holdings Class A                                                                    195,000         2,856,750
                                                                                                                         _________

                                                                                                                        20,186,900
                                                                                                                        __________
Financial - 3.80%
Chicago Mercantile Exchange                                                                                9,000         4,420,350
                                                                                                                         _________

                                                                                                                         4,420,350
                                                                                                                         _________
Health Care - 15.56%
Allergan                                                                                                  45,000         4,826,700
+ Genentech                                                                                               65,000         5,317,000
UnitedHealth Group                                                                                        95,000         4,254,100
+ Zimmer Holdings                                                                                         65,000         3,686,800
                                                                                                                         _________

                                                                                                                        18,084,600
                                                                                                                        __________
Technology - 25.02%
+ Google Class A                                                                                          10,000         4,193,300
+ Intuit                                                                                                  75,000         4,529,250
+ NAVTEQ                                                                                                  75,000         3,351,000
QUALCOMM                                                                                                 140,000         5,609,800
+ SanDisk                                                                                                 75,000         3,823,500
+ Seagate Technology                                                                                     175,000         3,962,000
Sprint Nextel                                                                                            180,000         3,598,200
                                                                                                                         _________

                                                                                                                        29,067,050
                                                                                                                        __________

Total Common Stock (cost $112,623,001)                                                                                 115,397,840
                                                                                                                       ___________


                                                                                                      Principal
                                                                                                      Amount
Repurchase Agreements - 0.49%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $298,512,
collateralized by $290,900 U.S. Treasury Notes
6.00% due 8/15/09, market value $304,653)                                                                $298,400          298,400

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $76,728,
collateralized by $38,400 U.S. Treasury Notes
3.875% due 7/31/07, market value $38,437,
$38,400 U.S. Treasury Notes 3.875% due 5/15/09,
market value $37,263 and $2,600 U.S. Treasury Notes
6.50% due 10/15/06, market value $2,639)                                                                   76,700
                                                                                                           76,700



With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $191,970,
collateralized by $103,100 U.S. Treasury Notes
3.875% due 5/15/09, market value $100,089
and $95,900 U.S. Treasury Notes 4.875% due
5/15/09, market value $95,909)                                                                           191,900           191,900
                                                                                                                           _______

Total Repurchase Agreements (cost $567,000)                                                                                567,000
                                                                                                                           _______

Total Market Value of Securities - 99.80%
     (cost $113,190,001)                                                                                               115,964,840

Receivables and Other Assets Net of Liabilities (See Notes) - 0.20%                                                        235,736
                                                                                                                           _______

Net Assets Applicable to 17,429,216 Shares Outstanding - 100.00%                                                      $116,200,576
                                                                                                                      ____________

+ Non-income producing security for the period ending June 30, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
____________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                     $113,291,288
                                        ____________

Aggregate unrealized appreciation         10,800,227
Aggregate unrealized depreciation         (8,126,675)
                                        ____________

Net unrealized appreciation             $  2,673,552
                                        ____________

3. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.


Item 2. Controls and Procedures.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Delaware Group Equity Funds IV



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006


/s/ Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 30, 2006